General Information - Summary of Detailed Information about Businesses and Intragroup Relationships of Group (Details) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
ASLAN Pharmaceuticals Limited Cayman Islands
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals Limited	ASLAN Pharmaceuticals Limited
Place of Incorporation	Cayman Islands	Cayman Islands
Date of Incorporation	2014-06	2014-06
Main Business	Investment holding	Investment holding
ASLAN Pharmaceuticals Pte Ltd Singapore
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals Pte. Ltd.	ASLAN Pharmaceuticals Pte. Ltd.
Place of Incorporation	Singapore	Singapore
Date of Incorporation	2010-04	2010-04
Main Business	New drug research and development	New drug research and development
ASLAN Pharmaceuticals Taiwan Limited
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals Taiwan Limited	ASLAN Pharmaceuticals Taiwan Limited
Place of Incorporation	Taiwan	Taiwan
Date of Incorporation	2013-11	2013-11
Main Business	New drug research and development	New drug research and development
ASLAN Pharmaceuticals Australia Pty Ltd
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals Australia Pty Ltd.	ASLAN Pharmaceuticals Australia Pty Ltd.
Place of Incorporation	Australia	Australia
Date of Incorporation	2014-07	2014-07
Main Business	New drug research and development	New drug research and development
ASLAN Pharmaceuticals Hong Kong Limited
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals Hong Kong Limited	ASLAN Pharmaceuticals Hong Kong Limited
Place of Incorporation	Hong Kong	Hong Kong
Date of Incorporation	2015-07	2015-07
Main Business	New drug research and development	New drug research and development
ASLAN Pharmaceuticals Shanghai Co Ltd
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals (Shanghai) Co. Ltd.
Place of Incorporation	China	China
Date of Incorporation	2016-05	2016-05
Main Business	New drug research and development	New drug research and development
ASLAN Pharmaceuticals USA Inc
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group Line Item
Name	ASLAN Pharmaceuticals (USA) Inc.	ASLAN Pharmaceuticals (USA) Inc.
Place of Incorporation	United States of America	United States of America
Date of Incorporation	2018-10	2018-10
Main Business	New drug research and development	New drug research and development